EARNINGS PER SHARE (Restated) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of the numerator for the calculation of basic and diluted EPS:
Net (loss) income attributable to Golar LNG Ltd stockholders - basic and diluted	$ (171,146)	$ (48,017)	$ 109,555
Components of the denominator for the calculation of basic and diluted EPS:
Weighted average number of common shares outstanding	93,357	87,013	80,530
Effect of dilutive share options (in shares)	0	0	381
Effect of dilutive convertible bonds (in share)	0	0	4,545
Common stock and common stock equivalents (in shares)	93,357	87,013	85,456
Earnings per share, basic and diluted:
Basic (USD per share)	$ (1.83)	$ (0.55)	$ 1.36
Diluted (USD per share)	$ (1.83)	$ (0.55)	$ 1.28